TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Options granted	434,571	625,959	392,879
Directors [Member]
Related Party Transaction [Line Items]
Directors' fees	$ 267	$ 266	$ 247
Options granted	135,000